As filed with the Securities and Exchange Commission on April 10, 2017

Securities Act File No. 33-52742

Investment Company Act File No. 811-07238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 93	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 94 (Check appropriate box or boxes)	[X]

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

(Address of Principal Executive Office)

(800.858.8850)

(Registrant’s Telephone Number, including Area Code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Manda Ghaferi, Esq.

AIG Consumer Insurance

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X]  on April 28, 2017 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to SA Large Cap Index Portfolio (Class 3).

Explanatory Note

This Post-Effective Amendment No. 93 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 94 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of SunAmerica Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 28, 2017, the effectiveness of the registration statement for SA Large Cap Index Portfolio, filed in Post-Effective Amendment No. 91 on February 10, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 93 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, SunAmerica Series Trust (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey on the 10th day of April, 2017.

SUNAMERICA SERIES TRUST, on behalf of its series,
SA Large Cap Index Portfolio

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John T. Genoy	President (Principal Executive Officer)	April 10, 2017
John T. Genoy

/s/ Gregory R. Kingston	Treasurer (Principal Financial and	April 10, 2017
Gregory R. Kingston	Accounting Officer)

* -----------------------------------------------------------	Trustee
Garrett F. Bouton		April 10, 2017

* -----------------------------------------------------------	Trustee
Carl D. Covitz		April 10, 2017

* -----------------------------------------------------------	Trustee
Peter A. Harbeck		April 10, 2017

* -----------------------------------------------------------	Trustee
Jane Jelenko		April 10, 2017

* -----------------------------------------------------------	Trustee
Allan L. Sher		April 10, 2017

* -----------------------------------------------------------	Trustee
Gilbert T. Ray		April 10, 2017

* -----------------------------------------------------------	Trustee
Bruce G. Willison		April 10, 2017

*By:	/s/ Christopher J. Tafone	April 10, 2017
Christopher J. Tafone (Attorney-in-Fact)

* Pursuant to a Power of Attorney previously filed.